Segment Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Information
25.
SEGMENT INFORMATION

Reportable operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Group's CODM has been identified as the Chief Executive Officer. For the year ended December 31, 2021, the Group determined that it had only one reportable segment, which was selling beauty products. Due to operational changes, the Group adjusted the reporting segmentation in light of the development of the Skincare Brands business since 2022. The Group currently reports the results of operations in three segments on a product category basis, namely Color Cosmetics Brands, Skincare Brands and others. The CODM measures the performance of each segment based on metrics of net revenues and income (loss) from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Given this change in the composition of the Group’s reportable segments, prior year segment information was retrospectively adjusted to reflect the current reporting structure for the segments.

The table below provides a summary of the Group’s reportable segment results for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues
Color Cosmetics Brands	4,869,279	2,415,500	1,973,726
Skincare Brands	855,241	1,241,528	1,383,578
Others	115,453	49,094	57,470
Total net revenues	5,839,973	3,706,122	3,414,774

Loss from operations
Color Cosmetics Brands	(823,296)	(476,998)	(352,147)
Skincare Brands	(220,854)	(63,095)	(431,268)
Others	(8,081)	755	1,859
Unallocated expenses (a)	(572,013)	(389,560)	(131,799)
Total loss from operations	(1,624,244)	(928,898)	(913,355)
Reconciliation
Financial income	45,658	34,656	89,020
Foreign currency exchange (loss) gain	(1,751)	(35,357)	7,218
Income from equity method investments, net	5,978	12,548	10,122
Impairment loss of investments	(1,375)	(5,078)	-
Other (expenses) income, net	27,775	103,501	53,558
Loss before income tax expenses	(1,547,959)	(818,628)	(753,437)

(a) Unallocated expenses represent share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

No asset information is provided for reportable segments as no such information provides to the CODM to evaluate the segment performance and most assets are managed at the group level.

Substantially all revenues and long-lived assets of Group are derived from and located in the PRC.